STATEMENTS OF CONSOLIDATED BALANCE SHEETS (PARENTHETICAL)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 22,420,168	$ 3,220,456	¥ 6,433,215
Common Class A
Common stock, par value | $ / shares		$ 0.50
Common stock, authorized	400,000,000	400,000,000	400,000,000
Common stock, issued	67,416,046	67,416,046	66,789,300
Common stock, outstanding	67,416,046	67,416,046	66,789,300
Common Class B
Common stock, par value | $ / shares		$ 0.50
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	34,762,909	34,762,909	34,762,909
Common stock, outstanding	34,762,909	34,762,909	34,762,909